Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 10,441
2023	8,713
2024	6,729
2025	6,206
2026 and thereafter	17,132
Total	$ 49,221	$ 5,884